Stockholder's Equity - Common Units Outstanding (Details) - Tradeweb Markets LLC	6 Months Ended
Jun. 30, 2019 shares
LLC Interests
Class of Stock [Line Items]
Common units exchanged	222,222,197
Class A common stock
Class of Stock [Line Items]
Classes shares outstanding	146,333
Class C common stock
Class of Stock [Line Items]
Classes shares outstanding	447
Class P(A) Shares
Class of Stock [Line Items]
Classes shares outstanding	6,887
Class P(C) Shares
Class of Stock [Line Items]
Classes shares outstanding	2
Class P-1(A) Shares
Class of Stock [Line Items]
Classes shares outstanding	6,094
Class P-1(C) Shares
Class of Stock [Line Items]
Classes shares outstanding	232